Research Funding Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Research Funding Agreement [Abstract]
Research Funding Agreement
7. Research Funding Agreement
National Institute of Health
In May 2019, the Company was awarded a 5-year grant for up to $1.5 million from the National Institutes of Health (the “NIH”) to study RTB101 and the regulation of antiviral immunity in the elderly. The Company is entitled to use the award solely to conduct the research. The Company is solely responsible for commencing and conducting the research and will furnish periodic progress updates to the NIH throughout the term of the award. After completing the research, the Company must provide the NIH with a formal report describing the work performed and the results of the research.
For funds received under the NIH funding agreement, the Company recognizes a reduction in research and development expenses in an amount equal to the qualifying expenses incurred in each period up to the amount funded by the NIH. Qualifying expenses incurred by the Company in advance of funding by the NIH are recorded in the consolidated balance sheets as other current assets. As of June 30, 2020, $0.5 million qualifying expenses have been incurred and $0.3 million have been funded by the NIH. Therefore, $0.2 million is included in other current assets on the accompanying balance sheet as of June 30, 2020.

7. Research Funding Agreement
Silverstein Foundation
On March 6, 2018, the Company and the Silverstein Foundation for Parkinson’s with GBA (the “Silverstein Foundation”) entered into a research funding agreement (the “Silverstein Funding Agreement”). One of the
Company’s directors is a
co-founder
and current trustee of the Silverstein Foundation. Under the terms of the Silverstein Funding Agreement, the Silverstein Foundation will partially fund the preclinical research, development work, and Phase 2 clinical trial expenses (the “Research”) to be conducted and borne by the Company in connection with the development of RTB101, alone or in combination with other products (the “Product”).
Upon execution of the Silverstein Funding Agreement, the Silverstein Foundation paid the Company an upfront sum of $0.5 million (the “Funding Amount”). The Company is entitled to use the Funding Amount solely to conduct the Research and is obligated to repay the Funding Amount in full to the Silverstein Foundation if it successfully conducts a positive Phase 3 clinical trial of the Product for PD. The Company is solely responsible for commencing and conducting the Research and will furnish periodic progress updates to the Silverstein Foundation throughout the term of the Silverstein Funding Agreement. After completing the Research, the Company must provide the Silverstein Foundation with a formal report describing the work performed and the results of the Research.
The Company recognizes proceeds received from the Silverstein Foundation as a reduction to research and development expenses, rather than as revenue, in the consolidated statements of operations and comprehensive loss because the corresponding Silverstein Funding Agreement does not contain specified performance obligations other than to conduct research on a particular program or in a particular field and there are no obligations to deliver specified products or technology.
For funds received under the Silverstein Funding Agreement, the Company recognizes a reduction in research and development expenses. During the year ended December 31, 2018, $0.5 million qualifying expenses have been incurred. Therefore, all amounts received have been recorded as a reduction of the research and development expense.
National Institute of Health
In May 2019, the Company was awarded a
5-year
grant for up to $1.5 million from the National Institutes of Health (the “NIH”) to study RTB101 and the regulation of antiviral immunity in the elderly. The Company is entitled to use the award solely to conduct the research. The Company is solely responsible for commencing and conducting the research and will furnish periodic progress updates to the NIH throughout the term of the award. After completing the research, the Company must provide the NIH with a formal report describing the work performed and the results of the research.
For funds received under the NIH funding agreement, the Company recognizes a reduction in research and development expenses in an amount equal to the qualifying expenses incurred in each period up to the amount funded by the NIH. Qualifying expenses incurred by the Company in advance of funding by the NIH are recorded in the consolidated balance sheets as other current assets. As of December 31, 2019, $0.1 million qualifying expenses have been incurred and $41,000 have been funded by the NIH. Therefore, $61,000 is included in other current assets on the accompanying balance sheet as of December 31, 2019.